6. Inventories (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Inventories Details 2
Net realizable value adjustment	R$ 19,817	R$ 26,530
Obsolescence and other losses	17,282	20,741
Provision for losses related to inventories	R$ 37,099	R$ 47,271	R$ 33,992	R$ 46,325